Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maximum Exposure to Credit Risk for Financial Assets
	As at December 31,
	2024	2023
	$ Thousands
	Carrying amount
Cash and cash equivalents	1,015,851	696,838
Short-term and long-term deposits and restricted cash	16,444	16,769
Trade receivables and other assets	115,918	189,001
Short-term and long-term derivative instruments	27,423	-
Other investments	142,619	215,797
	1,318,255	1,118,405

Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region
	As at December 31,
	2024	2023
	$ Thousands
Israel	65,526	55,865
United States	14,877	12,129
	80,403	67,994

Schedule of Aging of Trade Receivables
	As at December 31
	2024	2023
	$ Thousands
Not past due nor impaired	80,403	67,994

Schedule of f debt securities
	ECL on other investments
	2024	2023	2022
	$ Thousands
Balance as at 1 January	1,374	732	-
Impairment (reversal)/loss on debt securities at FVOCI	(1,036)	642	732
Balance as at 31 December	338	1,374	732

Schedule of Anticipated Repayment Dates of the Financial Liabilities
	As at December 31, 2024
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	58,293	58,293	58,293	-	-	-
Other current liabilities	7,424	7,641	7,641	-	-	-
Lease liabilities including interest payable *	12,958	16,074	4,303	2,756	6,090	2,925
Debentures (including interest payable) *	518,612	580,109	73,158	83,604	308,163	115,184
Loans from banks and others including interest *	753,786	1,015,619	62,217	61,186	328,939	563,277

	1,351,073	1,677,736	205,612	147,546	643,192	681,386

*	Includes current portion of long-term liabilities.
	As at December 31, 2023
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	70,661	70,661	70,661	-	-	-
Other current liabilities	84,656	84,656	84,656	-	-	-
Lease liabilities including interest payable *	61,428	140,049	4,725	4,856	12,923	117,545
Debentures (including interest payable) *	511,030	559,419	65,669	68,921	313,293	111,536
Loans from banks and others including interest *	1,023,916	1,316,647	173,743	100,209	375,479	667,216

	1,751,691	2,171,432	399,454	173,986	701,695	896,297

*	Includes current portion of long-term liabilities.

Schedule of Exposure Foreign Currency Risk Non Hedging Derivative Financial Instruments Explanatory
	As at December 31, 2024
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	1,097	3,950	2025	47

	As at December 31, 2023
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	5,762	21,066	2024	(175)

The Group’s exposure to foreign currency risk in respect of hedging derivative financial instruments is as follows:

	As at December 31, 2024
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	192	691	2025	7

	As at December 31, 2023
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	2,622	9,498	2024	4

Schedule of Detailed Information About Exposure To Index Risk With Respect To Derivative Instruments Explanatory
	As at December 31, 2024
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	74,577	11,931

	As at December 31, 2023
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	81,051	10,268

Schedule of Detailed Information About Exposure To Cpi And Foreign Currency Risks Explanatory
	As at December 31, 2024
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	63,984	-	884
Short-term deposits and restricted cash	16,444	-	-
Trade receivables	63,561	-	-
Other current assets	1,208	-	60
Total financial assets	145,197	-	944

Trade payables	24,910	-	131
Other current liabilities	3,648	3,979	218
Loans from banks and others and debentures	780,684	367,524	-
Total financial liabilities	809,242	371,503	349

Total non-derivative financial instruments, net	(664,045)	(371,503)	595
Derivative instruments	-	11,931	-
Net exposure	(664,045)	(359,572)	595

	As at December 31, 2023
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	91,247	-	2,263
Short-term deposits and restricted cash	15,218	-	-
Trade receivables	55,865	-	-
Other current assets	10,841	-	72
Total financial assets	173,171	-	2,335

Trade payables	28,479	-	1,633
Other current liabilities	7,545	4,680	116
Loans from banks and others and debentures	779,808	413,811	-
Total financial liabilities	815,832	418,491	1,749

Total non-derivative financial instruments, net	(642,661)	(418,491)	586
Derivative instruments	-	10,268	-
Net exposure	(642,661)	(408,223)	586

Schedule of Sensitivity Analysis
	As at December 31, 2024
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	6,261	3,130	(3,130)	(6,261)

	As at December 31, 2024
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(5,578)	(2,789)	2,789	5,578

	As at December 31, 2023
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	1,208	604	(604)	(1,208)
Shekel/EUR	43	22	(22)	(43)
dollar/EUR	(15,855)	(7,928)	7,928	15,855

	As at December 31, 2023
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(6,114)	(3,058)	3,058	6,114

Schedule of Type of Interest Borne by Financial Instruments
	As at December 31,
	2024	2023
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	142,619	311,951
Financial liabilities	(365,704)	(864,953)
	(223,085)	(553,002)

Variable rate instruments
Financial assets	57,448	54,408
Financial liabilities	(450,980)	(665,080)
	(393,532)	(610,672)

Schedule of Detailed Information About Increased Decreased Profit And Loss Before Tax By Amounts Explanatory
	As at December 31, 2024
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	(3,935)	3,935

	As at December 31, 2023
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	(6,107)	6,107

Schedule of sensitive analysis for change in LIBOR interest rate
	As at December 31, 2024
	2% decrease	1% decrease	1% increase	2% increase
	$ Thousands

Long-term loans and debentures (SOFR)	6,724	3,362	(3,362)	(6,724)
Interest rate swaps (SOFR)	(1,146)	(573)	573	1,146

Schedule of Carrying Amount and Fair Value of Financial Instrument Groups
	As at December 31, 2024
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	518,612	494,868
Long-term loans from banks and others (excluding interest)	612,482	613,488
Loans from non-controlling interests	141,304	139,197

	As at December 31, 2023
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	511,030	485,196
Long-term loans from banks and others (excluding interest)	898,546	906,911
Loans from non-controlling interests	125,252	127,960

Schedule of Detailed Information About Valuation Techniques Used In Measuring Level 3 Fair Values Explanatory
Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Long-term investment (Qoros)	The Group assessed the fair value of the long-term investment (Qoros) using the present value of the expected cash flows.	The likelihood of expected cash flows.	The estimated fair value would increase if the likelihood of expected cash flows increase.